Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction
Trade accounts payables to related parties	$ 2,028	$ 1,822
KOAS
Related Party Transaction
Trade accounts payables to related parties	769	824
KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 1,259	$ 998